LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Equity Funds–77.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	32,294	$ 1,859,449
LVIP MFS Value Fund	203,484	8,980,763
LVIP SSGA Mid-Cap Index Fund	340,335	3,864,840
LVIP SSGA S&P 500 Index Fund	651,448	12,762,525
LVIP SSGA Small-Cap Index Fund	141,272	4,116,095
LVIP SSGA Small-Mid Cap 200 Fund	139,167	1,661,796
LVIP T. Rowe Price Growth Stock Fund	193,255	8,642,964
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	111,788	3,092,054
LVIP Wellington Mid-Cap Value Fund	153,875	3,927,205
		48,907,691
Fixed Income Funds–16.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	204,445	2,093,107
LVIP Delaware Bond Fund	192,382	2,731,819
LVIP SSGA Bond Index Fund	259,880	3,059,052
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	264,799	$ 2,735,108
		10,619,086
Global Equity Fund–3.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	187,764	1,927,956
		1,927,956
Total Affiliated Investments (Cost $61,366,525)		61,454,733
UNAFFILIATED INVESTMENT–2.92%
INVESTMENT COMPANY–2.92%
Money Market Fund–2.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	1,851,541	1,851,541
Total Unaffiliated Investment (Cost $1,851,541)		1,851,541

TOTAL INVESTMENTS–99.98% (Cost $63,218,066)	63,306,274
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	12,791
NET ASSETS APPLICABLE TO 6,005,375 SHARES OUTSTANDING–100.00%	$63,319,065

✧✧ Standard Class shares.

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
18	U.S. Treasury 5 yr Notes	$2,144,672	$2,159,108	12/31/19	$—	$(14,436)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$61,454,733	$—	$—	$61,454,733
Unaffiliated Investment Company	1,851,541	—	—	1,851,541
Total Investments	$63,306,274	$—	$—	$63,306,274
Derivatives:
Liabilities:
Futures Contract	$(14,436)	$—	$—	$(14,436)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.06%@
Equity Funds-77.24%@
✧✧LVIP Baron Growth Opportunities Fund	$257,846	$1,913,651	$396,162	$49,790	$34,324	$1,859,449	32,294	$47,747	$—
✧✧LVIP MFS Value Fund	911,420	8,405,760	884,992	82,433	466,142	8,980,763	203,484	98,766	—
✧✧LVIP SSGA Mid-Cap Index Fund	454,480	4,117,875	521,042	31,171	(217,644)	3,864,840	340,335	365,367	—
✧✧LVIP SSGA S&P 500 Index Fund	1,110,633	12,470,846	1,138,752	108,210	211,588	12,762,525	651,448	448,202	—
✧✧LVIP SSGA Small-Cap Index Fund	130,841	4,698,467	569,807	14,938	(158,344)	4,116,095	141,272	192,134	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	192,960	1,834,874	387,632	(19,088)	40,682	1,661,796	139,167	17,489	—
✧✧LVIP T. Rowe Price Growth Stock Fund	914,276	8,766,681	883,473	103,530	(258,050)	8,642,964	193,255	472,054	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	394,218	3,221,023	553,342	73,316	(43,161)	3,092,054	111,788	179,928	—
✧✧LVIP Wellington Mid-Cap Value Fund	390,179	3,896,002	343,486	31,166	(46,656)	3,927,205	153,875	265,514	—
Fixed Income Funds-16.77%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	133,706	2,125,780	206,039	6,023	33,637	2,093,107	204,445	—	—
✧✧LVIP Delaware Bond Fund	320,478	2,609,820	313,260	18,166	96,615	2,731,819	192,382	7,680	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	29,164	225,634	257,867	2,594	475	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	336,156	2,931,081	338,867	21,855	108,827	3,059,052	259,880	3,669	—
×,✧✧LVIP SSGA Short-Term Bond Index Fund	25,927	199,955	229,915	3,945	88	—	—	—	—
✧✧LVIP Western Asset Core Bond Fund	320,916	2,602,141	314,318	20,337	106,032	2,735,108	264,799	—	—
Global Equity Fund-3.05%@
§,✧✧LVIP BlackRock Global Real Estate Fund	—	2,019,191	203,264	14,094	97,935	1,927,956	187,764	6,640	—
Total	$5,923,200	$62,038,781	$7,542,218	$562,480	$472,490	$61,454,733		$2,105,190	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
× Issuer was not an investment of the Fund at September 30, 2019.
§ Issuer was not an investment of the Fund at December 31, 2018.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4